PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 226	$ 158	$ 110
Accumulated depreciation	96	88	64
Depreciated cost	130	70	46
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	40	21	18
Accumulated depreciation	8	7	6
Computers and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	88	77	54
Accumulated depreciation	56	52	41
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	31	31	31
Accumulated depreciation	24	22	15
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	67	29	7
Accumulated depreciation	$ 8	$ 7	$ 2